TURQUOISE CARD BACKED SECURITIES plc — SERVICER REPORT
RECEIVABLES TRUST
SERIES 2006 — 2
HSBC Bank plc AS SERVICER
Capitalised terms used in this Report have their respective meanings set forth in the Master Definitions Schedule set out as schedule 6 to a receivables trust deed and servicing agreement dated on or about 23 May 2006 (the “RTDSA”) and any supplement thereto for a Series provided, however, that the “preceding Monthly Period” shall mean the Monthly Period immediately preceding the calendar month in which this certificate is delivered. This Report is delivered pursuant to Clause 9.5(b) of the Receivables Trust Deed and Servicing Agreement.
HSBC is Servicer under the Receivables Trust Deed and Servicing Agreement
The date of this Report is a date on or before a Transfer Date under the Receivables Trust Deed and Servicing Agreement.

Monthly Period:	Starting	31/01/2007	Ending	28/02/2007

Interest Period Date:	Starting	15/02/2007	Ending	15/03/2007

Interest Determination Date:		13/02/2007

*	The Transfer Date, Distribution Date and Payment Date are the same as the Interest Period Ending Date.
Index

Section	Contents
1	Receivables Pool Summary Information

2	Series General Information

3	Undivided Interest

4	Segregated Trust

5	Series Account Information

6	Pay Out Events/Triggers

Note: All amounts are in (pound) sterling unless otherwise stated.

Turquoise Card Backed Securities plc - Servicer Report
Section 1
Receivables Pool Summary Information
SERIES 2006 — 2, For IPD Ending: 15 March 2007
A Receivable Pool:

			Percentage
			Change
At Beginning Of Monthly Period		2,752,551,256

Principal Collections	(670,434,451)		24.4%
New Advances	621,437,872		22.6%
Charge Offs	(10,815,866)		0.4%

Total Movement		(59,812,445)	-2.2%

At End Of Monthly Period		2,692,738,811

B Delinquency Analysis:

			Percentage
	Aggregate		of Total
	Account	No.	Receivables
	Principal Balance	of	in Trust
	£’000’s	Accounts	(by balance)
Delinquent:
(a) 30-59 days	23,087,317	9,336	0.86%
(b) 60-89 days	15,566,908	6,026	0.58%
(c) 90-119 days	12,570,530	4,672	0.47%
(d) 120-149 days	10,701,894	4,091	0.40%
(e) 150- or more days	12,436,580	4,672	0.46%

Subtotal	74,363,229	28,797	2.76%

Non-Delinquent:	2,618,375,582	2,895,040	97.24%

Total Pool	2,692,738,811	2,923,837	100.00%

C Pool Collections in the Period:

			Yield (Actual)	Yield (Simple)
Finance Charge	33,805,472		16.0%	14.7%
Interchange	3,516,322		1.7%	1.5%
Other Fees	—

Total		37,321,793	17.7%	16.3%

Charge Offs	-10,815,866		-5.1%	-4.7%
Recoveries	1,570,200		0.7%	0.7%

Total		-9,245,665	-4.4%	-4.0%

Investor Indemnity Amount		—	0.0%	0.0%

Bank Account Interest

Trustee Collections Account	186,701		0.1%	0.1%
Trustee Investment Account	—		0.0%	0.0%
Other	—		0.0%	0.0%

		186,701	0.1%	0.1%

Total		28,262,829	13.4%	12.3%

Turquoise Card Backed Securities plc - Servicer Report
Section 2
Series General Information
SERIES 2006 — 2, For IPD Ending: 15 March 2007

A	Series Details		Series Schedule Maturity Date	15/10/2009

	Series Name	SERIES 2006 — 2	Scheduled Accumulation Date	01/10/2008

	Series Period Status/Type	Revolving	Accumulation Periods	12

Libor Rates:	GBP	5.40%
	USD	5.32%

	Original Nominal	Current Nominal
Class Details	GBP equiv.	GBP equiv.	Margin bps
Class A	349,391,212	349,391,212	3
Class B	21,836,951	21,836,951	15
Class C	25,807,306	25,807,306	35

Total	397,035,469	397,035,469

B Investor Percentages This Period:

	Floating		Fixed
	Pre-addition date	Post-addition date	Pre-addition date	Post-addition date
Class A	0.0%	88.0%	0.0%	88.0%
Class B	0.0%	5.5%	0.0%	5.5%
Class C	0.0%	6.5%	0.0%	6.5%
Series	0.0%	14.4%	0.0%	14.4%
Other Series Totals	0.0%	19.5%	0.0%	19.5%
Total Investor	0.0%	33.9%	0.0%	33.9%
Total Transferor	100.0%	66.1%	100.0%	66.1%

	100%	100%	100%	100%

Available Spread Account Amount	0

Required Spread Amount	0

Available Reserve Account Amount	0
Spread Account Trigger:

Required Spread
If Excess Spread Rate:	Account %
above 4.5%	0.0%
above 4.0% but equal to or below 4.5%	1.5%
above 3.0% but equal to or below 4.0%	3.5%
above 2.0% but equal to or below 3.0%	4.0%
equal to or below 2.0%	4.5%
C Accumulation Period Information

Controlled Accumulation Period (CAP)/Controlled Deposit Amount	Months	Amount
	12
Original CAP/Controlled Deposit Amount		0

Adjustment to CAP/Controlled Deposit Amount		0

Revised CAP/Controlled Deposit Amount		0

Turquoise Card Backed Securities plc - Servicer Report
Section 3
Undivided Interest
SERIES 2006 — 2, For IPD Ending: 15 March 2007
A Principal

	Pool	Series
Principal Collections	(670,434,451)

RRPC: Collected		11,503,250
Unutilised		11,503,250
Utilised		0

Principal Collected		95,860,416

Shared Principal Collected		0

Available For Reinvestment		95,860,416

Total Reinvested		95,860,416

B Finance Charge Collections

	Pool	Allocated Series
Finance Charge Collected	33,805,472	4,832,039

Interchange	3,516,322	502,859

Other Fee	0	0

Recoveries	1,570,200	224,699

Bank Account Interest:

Trustee Collections Account	186,701	26,073
Trustee Investment Account	0	0
Other	0	0

Total Available Funds		5,585,671

Investor Indemnity Amount		0

Turquoise Card Backed Securities plc - Servicer Report
Section 4
Segregated Trust
SERIES 2006 — 2, For IPD Ending: 15 March 2007
A Finance Charge Collections

	Amount	Rate* (Actual)	Rate (Simple)
Finance Charge	4,832,039	15.9%	14.6%
Interchange	502,859	1.7%	1.5%
Other Fee	0	0.0%	0.0%
Recoveries	224,699	0.7%	0.7%
Bank Account Interest:
Trustee Collections Account	26,073	0.1%	0.1%
Trustee Investment Account	0	0.0%	0.0%
Other	0	0.0%	0.0%
Income on Principal Funding Account

Excess Interest From Other Series	0	0.0%	0.0%
Utilised Required Retained Principal Collected Class A	0	0.0%	0.0%
Utilised Required Retained Principal Collected Class B	0	0.0%	0.0%
Transfer From Spread Account	0	0.0%	0.0%
Transfer From Reserve Account	0	0.0%	0.0%

Total Available Funds	5,585,671	18.3%	16.9%

Total (Excluding Recoveries)	5,360,971	17.6%	16.2%

*	Simple yield is annualised over 12 months, Actual yield is annualised on an actual days basis.
B Distribution Information

	Total Amount of Distribution to be transferred
	to Finance Funding Account (in revolving and
	controlled accumulation Period) or to Loan Note	Amounts
	Issuer Distribution Account (in Regulated or Rapid	Brought
	Amortisation Period).	Forward	Paid	Unpaid
(a)	Trustee Payment Amount	0	—	0
(b)(i)	Loan Note Issuer Cost Amount	0	—	0
(b)(ii)	Issuer Costs Amount	0	13,539	0
(c)(i)	Class A Monthly Finance Amount	0	1,467,644	0
(c)(ii)	Class A Additional Finance Amount	0	—	0
(d)	Expenses Loan Interest and Scheduled Amount	0	1,929	0
(e)(i)	Class B Monthly Finance Amount	0	93,989	0
(e)(ii)	Class B Additional Finance Amount	0	—	0
(f)	Investor Servicing Fee Amount	0	264,690	0
(g)	Class A Investor Default Amount	0	1,362,629	0
(h)	Class A Investor Charge-off	0	—	0
(i)	Class B Investor Default Amount	0	85,164	0
(j)	Class B Investor Charge Off	0	—	0
(k)(i)	Class C Monthly Finance Amount	0	115,830	0
(k)(ii)	Class C Additional Finance Amount	0	—	0
(l)	Class C Investor Default Amount	0	100,649	0
(m)	Class C Investor Investor Charge Off	0	—	0
(n)	Required Reserve Account Amount	0	—	0
(o)	Spread Account Deposit	0	—	0
(p)	Investor Indemnity Payment Amount	0	—	0
(q)(i)	Loan Note Issuer Return	0	384	0
(q)(i)	Issuer Profit Amount	0	2,031	0
(r)	Expenses Loan Prepayment Amount	0	115,738	0
(s)	Excess Finance Charges	0	1,961,455	0

	The total amount of distribution in respect of Trustee Payment Amount for the related Monthly Period including any amount remaining unpaid in respect of prior Monthly periods.
C Rate Summary

	Amount	Rate* (Actual)	Rate (Simple)
Total Available Funds (before Recoveries)	5,360,971	17.6%	16.2%
Recoveries	224,699	0.7%	0.7%

Total Available Funds	5,585,671	18.3%	16.9%

Charge Offs	1,548,442	5.1%	4.7%

Net Charge Offs	1,323,743	4.3%	4.0%

Portfolio Yield	4,037,228	13.3%	12.2%

Coupon Amount (c, e, k)	1,677,463	5.5%	5.1%
Servicer Fee (f)	264,690	0.8%	0.8%
Other Payment Amounts (a, b, d)	15,468	0.1%	0.0%

Expenses Rate	1,957,621	6.4%	5.9%

Excess Spread	2,079,607	6.9%	6.3%

Turquoise Card Backed Securities plc - Servicer Report
Section 5
Series Account Information
SERIES 2006 — 2, For IPD Ending: 15 March 2007
A Account Movements

Account	Opening Balance	Transfers Out	Transfers In	Closing Balance
				28/02/2007
TCA — Divided	6,477,348	(6,477,348)	5,585,671	5,585,671

TCA — Undivided	13,520,716	(13,520,716)	11,503,250	11,503,250

Consideration A/c	0	(4,672,000)	4,672,000	(0)

Funding	0	(1,800,545)	1,800,545	0

Reserve Account	0	0	0	0

Spread Account	0	0	0	0

Loan Note Issuer	753	(9,201,623)	9,202,033	1,164

Issuer GBP	279,737	(4,527,447)	4,529,622	281,912

Issuer USD	0	(3,360,852)	3,360,852	0

Turquoise Card Backed Securities plc - Servicer Report
Section 6
Pay Out Events / Triggers
SERIES 2006 — 2, For IPD Ending: 15 March 2007
A Portfolio Yield and Expense Rate (Bloomberg Summary)

Deal Size	$750.00MM
Expected Maturity (MM/DD/YY)	10/15/09
Gross Yield	17.60%
Less:
Expense Rate	6.36%
Net Charge Off Rate	4.35%

Excess Spread Rate	6.90%
- 1 Month Previous	8.09%
- 2 months Previous	7.25%
- 3 Month Average (simple basis)	7.09%

Delinq 30 to 59 days	0.86%
60 to 89 days	0.58%
90+ days	1.33%

Principal Payment Rate	24.36%
B Quarterly Excess Spread

Regulated Amortisation Trigger	<0%

Regulated Amortisation	No
C Portfolio Minimum Balance Parameters

	Threshold	Passed?
Minimum Transferor Interest above amount agreed with Rating Agencies Portfolio Minimum Balance for a period of 30 consecutive days	6%	Yes
	2%	Yes
Minimum Aggregate Principal Receivables Above Zero	0	Yes
The undersigned is an Authorised Officer
To the knowledge of the undersigned, there are no Encumbrances or any Receivables in the Receivables Trust except as described below:
None
We confirm that no Trust Pay Out Event, Investor Pay Out Event or Series Pay Out Event has occurred as at the date hereof.
IN WITNESS WHEREOF, the undersigned has duly executed this certificate this 13th day of March, 2007.
Authorised signatory
HSBC Bank plc
as Servicer
By:
/s/ Andrew J Huke
Name: Andrew J Huke
Title: Senior Manager, Asset and Liability Management